11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 314	$ 314
Translation effect	(2)	0
Intangible assets, ending	312	314
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	272
Translation effect	(2)
Intangible assets, ending	270	272
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	35
Translation effect	0
Intangible assets, ending	35	35
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	7
Translation effect	0
Intangible assets, ending	$ 7	$ 7